Other Non-Current Assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Non Current Assets [line items]
Other receivables	£ 141	£ 227
Financial assets	12,402	£ 10,906
Other Non Current Receivables [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	89
Other Non Current Receivables [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	41
Other Non Current Receivables [member] | Remaining Balance [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	£ 48